UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2021

Item #1. Reports to Stockholders.

INDEX	American Conservative Values ETF

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to receive (or continue receiving, as applicable) copies of your shareholder reports electronically or in paper by calling toll-free 888-909-6030 or sending an email request to mail@ccofva.com. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

American Conservative Values ETF

*Commencement of Operations October 29, 2020

SEMI-ANNUAL
REPORT

For the Period Ended January 31, 2021* (unaudited)

American Conservative Values ETF

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-888-909-6030. Distributed by Foreside Fund Services, LLC., Portland, ME.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-909-6030. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of January 31, 2021 and are subject to change at any time.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Portfolio Compositionas of January 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Information Technology	28.29%
Healthcare	14.97%
Consumer Discretionary	11.87%
Financials	10.98%
Industrials	8.41%
Communication Services	7.54%
Consumer Staples	7.04%
Materials	2.88%
Utilities	2.84%
Energy	2.51%
Real Estate	2.50%
99.83%

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of InvestmentsJanuary 31, 2021 (unaudited)

Security Description		Number of Shares	Fair Value
99.83%	Common Stocks

7.54%	Communication Services
	Activision Blizzard, Inc.	126	$11,466
	Alphabet, Inc.*	31	56,908
	Alphabet, Inc. - Class A*	32	58,476
	Charter Communications*	46	27,948
	Discovery Communications*	118	4,134
	Discovery, Inc. - A*	88	3,645
	Dish Network Corp*	177	5,137
	Electronic Arts, Inc.	51	7,303
	Fox Corp - Class A	124	3,866
	Fox Corp - Class B	100	2,989
	Live Nation Entertainment*	54	3,588
	Lumen Technologies, Inc.	993	12,293
	Netflix.com, Inc.*	75	39,929
	News Corp - A	242	4,695
	News Corp - Class B	190	3,587
	Omnicom Group, Inc.	172	10,729
	Take-Two Interactive Soft*	18	3,608
	Interpublic Group/The	318	7,654
	T-Mobile US, Inc.*	333	41,985
	Viacomcbs, Inc.	178	8,633
			318,573

11.87%	Consumer Discretionary
	Advance Auto Parts	12	1,790
	Amazon.com, Inc.*	40	128,248
	Aptiv Plc	49	6,546
	AutoZone, Inc.*	2	2,237
	Best Buy Co., Inc.	42	4,570
	Booking Holdings, Inc.*	12	23,332
	Borg-Warner, Inc.	48	2,016
	Carmax, Inc.*	24	2,827
	Carnival Corp.	130	2,427
	Chipotle Mexican Grill*	6	8,880
	D.R. Horton, Inc.	48	3,686
	Darden Restaurant, Inc.*	24	2,805
	Dollar General Corp.	62	12,066
	Dollar Tree, Inc*	42	4,270
	Domino’s Pizza, Inc.	6	2,225

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2021 (unaudited)

Security Description	Number of Shares	Fair Value
eBay, Inc.	91	$5,142
Etsy, Inc.*	18	3,584
Expedia Group, Inc.	49	6,081
Ford Motor Co.	746	7,855
Gap, Inc.	36	729
Garmin Ltd	30	3,446
Genuine Parts Co.	30	2,816
Hasbro, Inc.	12	1,126
Hilton Worldwide Hold*	49	4,968
Home Depot, Inc.	178	48,206
L Brands, Inc.	24	978
Las Vegas Sands Corp.	78	3,751
Lennar Corp.	36	2,993
Lkq Corp*	36	1,263
Lowe’s Cos, Inc.	126	21,023
Marriott Intl, Class A*	49	5,699
McDonald’s Corp.	140	29,098
Mgm Resorts International	48	1,371
Newell Brands, Inc.	24	576
Norwegian Cruise Line Hol*	36	815
O’Reilly Automotive, Inc.*	12	5,106
Polo Ralph Lauren Corp*	6	606
Pool Corp	6	2,125
Pulte Group, Inc.	18	783
Pvh Corp.	12	1,023
Ross Stores, Inc.*	64	7,123
Royal Caribbean Cruises*	30	1,950
Tapestry, Inc.*	36	1,138
Target Corp.	93	16,849
Tesla, Inc.*	97	76,972
Tjx Companies, Inc.*	194	12,424
Tractor Supply Co.	18	2,551
Ulta Beauty, Inc.*	6	1,679
Under Armour*	24	359
Under Armour, Inc.-Class A	24	420
V.F. Corp	48	3,690
Wynn Resorts*	18	1,792
Yum! Brands, Inc.	56	5,683
		501,718

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2021 (unaudited)

Security Description		Number of Shares	Fair Value
7.04%	Consumer Staples
	Altria Group, Inc.	292	$11,995
	Archer-Daniels-Midland Co.	166	8,302
	Brown-Forman Corp - B	18	1,290
	Campbell Soup Co.	6	289
	Church & Dwight Co.	30	2,533
	Clorox Co./The	12	2,514
	Coca Cola Co.	688	33,127
	Colgate-Palmolive Co.	126	9,828
	Conagra Brands, Inc.	48	1,661
	Constellation Brands, Inc.	25	5,273
	Costco Wholesale Corp.	97	34,186
	Estee Lauder Cos. Cl A*	32	7,573
	General Mills, Inc.	78	4,532
	Hormel Foods Corp.	60	2,812
	Kellogg Co.	24	1,415
	Kimberly-Clark Corp.	43	5,680
	Kraft Heinz Co./The	124	4,155
	Kroger Co.	158	5,451
	Lamb Weston Holding	6	448
	McCormick & Co.	24	2,149
	Molson Coors	12	602
	Mondelez Intl	293	16,244
	Monster Beverage Corp.*	68	5,904
	PepsiCo, Inc.	258	35,235
	Philip Morris Intl	214	17,045
	Procter & Gamble Co./The	438	56,156
	Sysco Corp.	91	6,507
	Hershey Company/The	18	2,618
	J.m. Smucker Co./The	6	698
	Tyson Foods, Inc. Class A	48	3,087
	Walgreens Boots Alliance	159	7,990
			297,299
2.51%	Energy
	Baker Hughes Co.	136	2,732
	Chevron Corp.	325	27,690
	ConocoPhillips	135	5,404
	Eog Resources, Inc.	66	3,363
	Exxon Mobil Corporation	716	32,105
	Halliburton Co.	118	2,080
	Hess Corp.	18	972

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2021 (unaudited)

Security Description		Number of Shares	Fair Value
	Kinder Morgan, Inc.	272	$3,830
	Marathon Petroleum Corp.	121	5,222
	Occidental Petroleum Corp.	118	2,367
	Oneok, Inc.	54	2,151
	Phillips 66	84	5,695
	Pioneer Natural Resources Co.	12	1,451
	Schlumberger, Ltd.	226	5,019
	Technipfmc plc	54	577
	Valero Energy Corp.	48	2,709
	Williams Cos., Inc.	136	2,887
			106,254

10.98%	Financials
	Aflac, Inc.	121	5,467
	Allstate Corp.	56	6,002
	American Express Co.	88	10,231
	American Int’l Group	171	6,402
	Ameriprise Financial, Inc.	25	4,947
	Aon plc	31	6,296
	Arthur J Gallagher & Co.	12	1,385
	Assurant, Inc.	6	813
	Bank of America Corp.	1,673	49,604
	Bank of New York Mellon	184	7,329
	Berkshire Hathaway Cl-B*	351	79,982
	Capital One Financial	62	6,464
	Cboe Global Markets, Inc.	12	1,101
	Chubb Limited	91	13,256
	Cincinnati Financial Corp.	24	2,018
	Citigroup, Inc.	458	26,559
	Citizens Financial Group	106	3,863
	Cme Group, Inc.	66	11,995
	Comerica, Inc.	6	343
	Discover Financial Serv.	24	2,005
	Everest Re Group, Ltd.	6	1,266
	Fifth Third Bancorp	165	4,773
	First Republic Bank/CA	37	5,365
	Franklin Resources, Inc.	30	789
	Hartford Financial Svc	48	2,305
	Huntington Bancshares	178	2,354
	Intercontinental Exchange	104	11,476
	Invesco Ltd	24	494

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2021 (unaudited)

Security Description		Number of Shares	Fair Value
	Keycorp	172	$2,900
	Lincoln Natl Corp.	24	1,092
	Loews Corp.	42	1,902
	M & T Bank Corp.	37	4,901
	Marketaxess Holdings, Inc.	6	3,245
	Marsh & Mclennan Cos, Inc.	77	8,463
	MetLife, Inc.	210	10,112
	Moody’s Corporation	32	8,520
	Morgan Stanley	278	18,640
	Msci, Inc.	8	3,162
	Nasdaq, Inc.	12	1,623
	Northern Trust Corp.	48	4,281
	Pnc Financial Services Gr	116	16,648
	Principal Fin Group, Inc.	24	1,182
	Prudential Financial, Inc.	114	8,924
	Raymond James Financial	24	2,398
	Regions Financial Corp.	226	3,844
	S&P Global, Inc.	42	13,314
	State Street Corp.	74	5,180
	Svb Financial Group*	12	5,253
	Synchrony Financial	12	404
	T. Rowe Price Group, Inc.	43	6,729
	Charles Schwab Corp./The	283	14,586
	Travelers Companies, Inc.	51	6,951
	Truist Financial Corp.	292	14,010
	U.s. Bancorp	355	15,212
	Willis Towers Watson Plc	18	3,653
	Wr Berkley Corp.	12	746
	Zions Bancorp	24	1,059
			463,818

14.97%	Healthcare
	Abbott Laboratories	312	38,560
	Abbvie, Inc.	318	32,589
	Abiomed, Inc.*	6	2,090
	Agilent Technologies, Inc.	30	3,605
	Alexion Pharmaceuticals*	51	7,820
	Align Technology, Inc.*	12	6,305
	Amerisourcebergen Corp.	36	3,751
	Amgen, Inc.	99	23,902
	Anthem, Inc.	32	9,503

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2021 (unaudited)

Security Description	Number of Shares	Fair Value
Baxter International,Inc.	74	$5,685
Becton Dickinson & Co.	45	11,781
Biogen, Inc.*	32	9,044
Bio-Rad Laboratories, Inc.*	1	574
Boston Scientific Corp.*	229	8,116
Bristol-Myers Squibb Co.	425	26,108
Cardinal Health, Inc.	72	3,869
Catalent, Inc.*	12	1,381
Centene Corp.*	66	3,980
Cerner Corporation	48	3,845
Cigna Corp.	71	15,411
Cooper Cos., Inc.	6	2,184
Cvs Health Corp.	220	15,763
Danaher Corp.	107	25,449
Dentsply Sirona, Inc.	18	963
Dexcom, Inc.*	12	4,498
Edwards Lifescience Corp.*	88	7,267
Eli Lilly and Company	153	31,819
Gilead Sciences, Inc.	246	16,138
Hca Healthcare, Inc.*	37	6,012
Henry Schein, Inc.*	12	790
Hologic, Inc.*	18	1,435
Humana Incorporated	17	6,513
Idexx Laboratories, Inc.*	8	3,829
Illumina, Inc.*	25	10,661
Incyte Corp.*	48	4,308
Intuitive Surgical, Inc.*	20	14,953
Iqvia Holdings, Inc.*	24	4,267
Laboratory Crp of America	12	2,747
McKesson Corp.	31	5,409
Medtronic plc	227	25,272
Merck & Company, Inc.	470	36,223
Mettler-Toledo Intl, Inc.*	1	1,168
Perrigo Co plc	36	1,537
Pfizer, Inc.	971	34,859
Quest Diagnostics, Inc.	12	1,550
Regeneron Pharmaceuticals*	21	10,581
Resmed, Inc.	12	2,419
Stryker Corp.	56	12,377
Teleflex, Inc.	2	755
Thermo Fisher Scientific	65	33,131

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2021 (unaudited)

Security Description		Number of Shares	Fair Value
	UnitedHealth Group, Inc.	152	$50,704
	Universal Health Services*	6	748
	Varian Medical Systems*	6	1,053
	Vertex Pharmaceuticals*	65	14,890
	Viatris, Inc.*	145	2,464
	West Pharmaceutical Serv	6	1,797
	Zimmer Biomet Holdings	30	4,610
	Zoetis, Inc.	88	13,574
			623,636

8.41%	Industrials
	American Airlines Group	88	1,511
	Ametek, Inc.	24	2,718
	Boeing Co./The	80	15,535
	Carrier Global Corp.	66	2,541
	Caterpillar, Inc.	93	17,004
	CH Robinson Worldwide, Inc.	18	1,540
	Cintas Corp.	12	3,817
	Copart, Inc.*	36	3,951
	Csx Corp.	120	10,291
	Cummins, Inc.	32	7,501
	Deere & Co.	49	14,151
	Delta Air Lines, Inc.	134	5,087
	Eaton Corp plc	70	8,239
	Emerson Elec Co.	108	8,570
	Equifax, Inc.	18	3,188
	Expeditors Intl Wash, Inc.	24	2,148
	Fastenal Co.	94	4,285
	Fedex Corp.	38	8,943
	Fortive Corporation	48	3,172
	General Dynamics Corp.	30	4,400
	General Electric Co.	1,349	14,407
	Grainger W.W. Inc.	6	2,186
	Honeywell International	140	27,352
	Hunt (Jb) Transport Serv	6	808
	Ihs Markit Ltd	83	7,228
	Illinois Tool Works, Inc.	38	7,380
	Ingersoll Rand, Inc.*	54	2,259
	Jacobs Engineering Group	18	1,817
	Johnson Controls Intl	166	8,270
	Kansas City Southern Inds.	6	1,216

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2021 (unaudited)

Security Description		Number of Shares	Fair Value
	L3Harris Technologies, Inc.	37	$6,346
	Lockheed Martin Corp.	40	12,873
	Nielsen Holdings Plc	30	670
	Norfolk Southern Corp.	45	10,648
	Northrop Grumman Corp.	26	7,452
	Old Dominion Freight	12	2,328
	Otis Worldwide Corp.	36	2,327
	Paccar, Inc.	56	5,108
	Parker-Hannifin Corp.	18	4,763
	Quanta Services Inc.	6	423
	Raytheon Technologies Corp.	252	16,816
	Republic Services, Inc.	18	1,629
	Rockwell Automation, Inc.	6	1,491
	Roper Technologies, Inc.	20	7,858
	Southwest Airlines*	88	3,867
	Stanley Black Decker, Inc.	24	4,164
	Trane Technologies Plc	30	4,301
	Transdigm Group, Inc.*	6	3,320
	Union Pac Corp.	112	22,117
	United Airlines Holdings*	42	1,680
	Ups, Inc., Class B	110	17,050
	Verisk Analytics, Inc.	32	5,872
	Wabtec Corp.	24	1,781
	Waste Management, Inc.	70	7,792
	Xylem, Inc.	12	1,159
			355,350

28.29%	Information Technology
	Accenture plc	120	29,030
	Adobe, Inc.*	84	38,537
	Advanced Micro Devices*	165	14,131
	Akamai Technologies, Inc.*	24	2,665
	Amphenol Corp Class A	49	6,119
	Analog Devices, Inc.	58	8,545
	Ansys, Inc.*	12	4,252
	Apple, Inc.	1,496	197,412
	Applied Materials, Inc.	134	12,955
	Arista Networks, Inc.*	12	3,691
	Auto Desk*	37	10,265
	Automatic Data Processing	88	14,531
	Broadcom, Inc.	62	27,931

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2021 (unaudited)

Security Description	Number of Shares	Fair Value
Broadridge Financial Solu	18	$2,544
Cadence Design Systems*	58	7,563
CDW Corp./DE	18	2,370
Cisco Systems, Inc.	782	34,862
Citrix Systems, Inc.	6	800
Cognizant Tech Solutions	102	7,951
Corning, Inc.	118	4,233
Dxc Technology Co*	36	1,015
F5 Networks, Inc.*	6	1,176
Fidelity National Info	102	12,593
Fiserv, Inc.*	95	9,756
Fleetcor Technologies, Inc.*	6	1,456
Flir Systems, Inc.	12	625
Fortinet, Inc.*	24	3,474
Gartner Group, Inc.*	12	1,823
Global Payments, Inc.	45	7,943
Hewlett-Packard Enterprise	208	2,567
Hp, Inc.	232	5,647
Intel Corp.	682	37,858
International Business Machines Corportation	152	18,105
Intuit, Inc.	49	17,700
Juniper Networks, Inc.	18	440
Keysight Technologies, Inc.*	24	3,398
Kla Corp.	19	5,321
Lam Research Corp.	25	12,099
Leidos Holdings	18	1,909
Mastercard, Inc - A	139	43,964
Maxim Integrated Products*	6	526
Microchip Technology, Inc.	30	4,083
Micron Technology, Inc.*	171	13,384
Microsoft Corp.	1,159	268,842
Motorola Solutions, Inc.	24	4,021
NetApp, Inc.	18	1,196
NortonLifeLock, Inc.	54	1,138
Nvidia Corp.	95	49,361
Oracle Corp.	334	20,184
Paychex, Inc.	62	5,414
Paycom Software, Inc.*	6	2,278
PayPal Holdings, Inc.	179	41,941
Qorvo, Inc.*	6	1,025

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2021 (unaudited)

Security Description		Number of Shares	Fair Value
	Qualcomm, Inc.	172	$26,880
	Seagate Technology Plc	18	1,190
	ServiceNow, Inc.*	32	17,381
	Skyworks Solutions, Inc.	18	3,046
	Synopsys, Inc.*	32	8,174
	TE Connectivity Ltd.	64	7,706
	Teradyne, Inc.	18	2,043
	Texas Instruments, Inc.	141	23,362
	Tyler Technologies, Inc.*	6	2,537
	Verisign, Inc.*	38	7,375
	Visa, Inc.	278	53,723
	Vontier Corp.*	12	389
	Western Digital	48	2,709
	Xilinx, Inc.*	30	3,917
	Zebra Technologies Corp.*	6	2,327
			1,195,408

2.88%	Materials
	Air Products & Chemicals	40	10,670
	Albemarle Corp.	6	976
	Amcor plc	278	3,041
	Ball Corporation	62	5,457
	Celanese Corp Series A	6	733
	Corteva, Inc.	128	5,102
	Dow, Inc.	134	6,955
	DuPont De Nemours, Inc.	139	11,044
	Ecolab, Inc.	45	9,203
	Fmc Corp.	6	650
	Freeport-McMoRan, Inc.	202	5,436
	International Paper	82	4,125
	Intl Flavors & Fragrance	12	1,349
	Linde plc	107	26,258
	LyondellBasell Industries	36	3,087
	Mosaic Co./The	42	1,090
	Newmont Goldcorp Corp.	120	7,152
	Nucor Corp.	30	1,462
	Packaging Corp of America	12	1,614
	Ppg Industries, Inc.	37	4,984
	Sherwin-Williams Co.	13	8,993
	Vulcan Materials Co.	6	895
	Westrock Co.	36	1,491
			121,767

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2021 (unaudited)

Security Description		Number of Shares	Fair Value
2.50%	Real Estate
	Alexandria Real Estate	12	$2,005
	American Tower Corp. Reit	68	15,460
	AvalonBay Communities, Inc.	18	2,946
	Boston Properties, Inc.	6	548
	Cbre Group, Inc.*	72	4,391
	Crown Castle Intl Corp.	70	11,148
	Digital Realty Trust Inc.	43	6,190
	Duke Realty Corp.	12	475
	Equinix, Inc.	20	14,799
	Equity Residential	54	3,329
	Essex Property	6	1,438
	Extra Space Storage, Inc.	6	683
	Healthpeak Properties	66	1,957
	Host Hotels & Resorts*	94	1,274
	Mid-America Apartment	6	797
	Prologis, Inc.	134	13,829
	Public Storage	31	7,056
	Realty Income Corporation	36	2,126
	Sba Communications Corp.	12	3,224
	Simon Property Group, Inc.	30	2,788
	Ventas, Inc.	48	2,211
	Welltower, Inc.	60	3,636
	Weyerhaeuser Co.*	106	3,306
			105,616

2.84%	Utilities
	Aes Corp.	36	878
	Ameren Corp.	12	873
	American Electric Power Co., Inc.	80	6,473
	American Water Works Co., Inc.	12	1,908
	CenterPoint Energy, Inc.	54	1,139
	Consolidated Edison, Inc.	48	3,397
	Dominion Energy, Inc.	139	10,132
	Dte Energy Co.	24	2,849
	Duke Energy Corp.	134	12,596
	Edison International	60	3,490
	Entergy Corp.	18	1,716
	Eversource Energy	48	4,200
	Exelon Corp.	191	7,938
	FirstEnergy Corp.	88	2,707

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2021 (unaudited)

Security Description		Number of Shares	Fair Value
	NextEra Energy, Inc.	368	$29,760
	Ppl Corp.	42	1,162
	Public Service Enterprise Group, Inc.	66	3,724
	Sempra Energy	49	6,064
	Southern Company/The	180	10,606
	Wec Energy Group	42	3,734
	Xcel Energy, Inc	72	4,607
			119,953

99.83%	Total Common Stocks		4,218,392
	(Cost: $3,931,572)

99.83%	Net Investments In Securities
	(Cost: $3,931,572)		4,218,392
0.17%	Assets in excess of liabilities		7,241
100.00%	Net Assets		$4,225,633

*Non-Income Producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

ASSETS
Investments at fair value (identified cost of $ 3,931,572) (Note 1)	$4,218,392
Cash	6,714
Dividends and interest receivable	2,567
TOTAL ASSETS	4,227,673

LIABILITIES
Accrued advisory fees
TOTAL LIABILITIES	2,040

NET ASSETS	$4,225,633

Net Assets Consist of:
Paid-in capital	$3,931,226
Distributable earnings	294,407
Net Assets	$4,225,633

NET ASSET VALUE PER SHARE
Net Assets	$4,225,633
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	154,000
Net Asset Value and Offering Price Per Share	$27.44

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Statement of OperationsOctober 29, 2020* through January 31, 2021 (unaudited)

INVESTMENT INCOME
Dividend	$12,784
Total investment income	12,784

EXPENSES
Investment management fees (Note 2)	5,688
Total expenses	5,688
Net investment income (loss)	7,096

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	7,012
Net increase (decrease) in unrealized appreciation (depreciation) of investments	286,820
Net realized and unrealized gain (loss) on investments	293,832
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$300,928

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Statement of Changes in Net Assets

October 29, 2020* through January 31, 2021 (unaudited)
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$7,096
Net realized gain (loss) on investments	7,012
Net increase (decrease) in unrealized appreciation (depreciation) of investments	286,820
Increase (decrease) in net assets from operations	300,928

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(6,521)
Decrease in net assets from distributions	(6,521)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	3,831,226
Distributions reinvested	—
Shares redeemed	—
Increase (decrease) in net assets from capital stock transactions	3,831,226

NET ASSETS
Increase (decrease) during period	4,125,633
Beginning of period	100,000
End of period	$4,225,633

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

October 29, 2020** through January 31, 2021 (unaudited)
Net asset value, beginning of period	$25.00

Investment activities
Net investment income (loss)(1)	0.07
Net realized and unrealized gain (loss) on investments	2.43
Total from investment activities	2.50
Distributions
Net investment income	(0.06)
Total distributions	(0.06)

Net asset value, end of period	$27.44

Total Return*	13.86%
Ratios/Supplemental Data
Ratio to average net assets *
Expenses, gross	0.75%
Net investment income (loss)	0.94%
Portfolio turnover rate***	1.72%
Net assets, end of period (000’s)	$4,226

(1)Per share amounts calculated using the average shares outstanding during the period.

*Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

**Commencement of Operations

***Portfolio turnover rate is for the period October 29, 2020 through January 31, 2021 and excludes effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial StatementsJanuary 31, 2021 (unaudited)

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2020 and is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund commenced operations on October 29, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the ETF Opportunities Trust Board (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,218,392	$—	$—	$4,218,392
	$4,218,392	$—	$—	$4,218,392

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the period October 29, 2020 to January 31, 2021. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period October 29, 2020 to January 31, 2021.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonable possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended January 31, 2021, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Fund for each creation order is $1,500. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Fund for each redemption order is $1,500.

Ridgeline Research LLC (the “Advisor”) may retain all or a portion of the transaction fee to the extent the Advisor bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s principal underwriter (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value
American Conservative Values ETF	25,000	$1,500	$686,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75% for the Fund.

The Advisor has retained Vident Investment Advisory, LLC (“VIA” or the “Trading Sub-Advisor”), to serve as trading sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Trading Sub-Advisor (the “Sub-Advisory Agreement”), the Trading Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board. For the services it provides for the Fund, the Trading Sub-Advisor is compensated by the Advisor from the management fees paid by the Fund to the Advisor.

For its services, the Trading Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Officers and/or directors of CFS, and Mr. Lively receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

Fund Accountant, Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Fund Accountant, Transfer Agent and Custodian pursuant to a Services Agreement and a Global Custodial and Agency Services Agreement. The Advisor of the Fund pays these fees.

NOTE 3 –	INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended January 31, 2021 were as follows:

Purchases	Sales
$345,504	$51,245

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended January 31, 2021 were as follows:

Purchases	Sales	Realized Gain
$3,630,301	$ —	$ —

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions during the period ended January 31, 2021 were as follows:

Period ended January 31, 2021 (unaudited)
Distributions paid from:
Ordinary income	$6,521

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

As of January 31, 2021, the components of distributable earnings (deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$575
Accumulated net realized gain (loss) on investments	7,012
Net unrealized appreciation (depreciation) on investments	286,820
$294,407

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$3,931,572	$355,611	$68,791	$286,820

NOTE 5 –	TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem Shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s Distributor or transfer agent either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an Authorized Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units; such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

Shares of beneficial interest transactions for the Fund were:

Period ended January 31, 2021 (unaudited)
Shares sold	150,000
Shares reinvested	—
Shares redeemed	—
Net increase (decrease)	150,000

NOTE 6 –	RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

NOTE 7 –	RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

•Trading Issues. Although it is expected that Shares will remain listed for trading on the Exchange, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

•Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

Fund Investor Sourced Research and Opinion Risk. Company favorability ratings are collected from shareholders of the Fund, who may not be professional investors, may have no financial expertise, and may not do any research on companies prior to participation (referred to herein as “Fund Investor sourced research and opinion.” Fund Investor sourced research and opinion depends, to a large extent, on active participation of a sufficient number of shareholders. Investment decisions made using Shareholder Sourced Research may be influenced by cognitive and emotional biases, resulting in investment choices that underperform the market generally. Although the Advisor employs measures to detect irregularities in Fund Investor sourced research and opinion, there is no assurance these measures will be successful and, as a result, the integrity of the data could be compromised or could be subject to manipulation. The Advisor may be unable to collect Fund Investor sourced research and opinion for a period of time because of technical issues, failures of the Internet, cybersecurity breaches, or adverse claims on intellectual property, among other reasons.

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

Market turbulence resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Shares.

New Advisor Risk. The Advisor has not previously managed an ETF.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2021 (unaudited)

NOTE 8 –	SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-888-909-6030 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-888-909-6030 or on the SEC’s website at www.sec.gov.

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Approval of the Investment Advisory Agreement

This semiannual report pertains only to the American Conservative Values ETF; however, the disclosure below pertains to that fund and the American Conservative Values Small-Cap ETF, a fund that has not commenced operations. Once the American Conservative Values Small-Cap ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and applicable to that fund.

At a meeting held on December 4, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Ridgeline Research LLC (the “Adviser”) and the Trust on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF (each a “Fund” and collectively, the “Funds”). The Board discussed the arrangements between the Adviser and the Trust with respect to the Funds. The Board reflected on its discussions regarding the proposed Advisory Agreement and the manner in which the Funds would be managed with representatives of the Adviser. The Trustees reviewed the materials provided to them in advance of the Meeting, which included, among other things, a memorandum from counsel to the Trust (“Counsel”) addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, which included a fee comparison analysis for the Funds and comparable ETFs.

The Board considered the materials that had been provided to it in connection with the approval of the Agreement, which included a memorandum from Counsel that addressed the Trustees’ duties when considering the approval of the Advisory Agreement and the response of the Adviser to a request for information from Counsel on behalf of the Board. The Trustees noted that the response included information about the financial condition of the Adviser, a fee comparison analysis for the Funds and comparable mutual funds, and the Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision

SEMI-ANNUAL REPORT | JANUARY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the respective Fund’s investors; and (v) the practices of the Adviser regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) information regarding the services and support to be provided by the Adviser to the Funds and their shareholders; (ii) commentary from represenatives of the Adviser addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Funds; (iii) informaton pertaining to the compliance structure of the Adviser; (iv) disclosure information contained in the registration statement of the Trust and the Form ADV and the policies and procedures of the Adviser; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including a description of personnel and the services to be provided by the Adviser to the Funds, information on investment advice, performance, summaries of expenses of the Funds, the firm’s compliance program, current legal matters, and other general information; and (ii) comparative expense information for other ETFs with strategies similar to the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

SEMI-ANNUAL REPORT | JANUARY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

1.The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities of the Adviser under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; the coordination of services for the Funds among the service providers, and the anticipated efforts of the Adviser to promote the Funds and grow assets. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser was satisfactory and adequate for the Funds.

2.Investment Performance of the Funds.

The Trustees noted that the Adviser is a newly registered adviser and does not have any investment performance to present. They noted, however, the Funds’ portfolio manager, has over 25 years of investment management experience and has successfully managed ETFs with a similar strategy in his previous roles at other investment advisers. The Trustees noted that the Adviser expects the Funds to be categorized in the “Thematic” category. The Trustees also noted that the adviser presented an analysis of likely peer funds.

3.The costs of services provided and profits realized by the Adviser from the relationship with the Funds.

In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Funds by the Adviser, noting in particular that the Adviser is newly formed with only a limited operating history. The Board noted that the Adviser’s operations were to be funded by private investments until its assets reached levels that it could sustain operations from advisory fees earned from the Funds. The Board considered the anticipated expenses of the Funds, including the nature and frequency of advisory fee payments. The Trustees considered the unitary fee structure proposed by the Adviser. They compared the proposed unitary fee to the fees of other ETFs comparable to it in terms of the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the proposed fees were above the category median and average,

SEMI-ANNUAL REPORT | JANUARY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

but were within a reasonable range of fees charged by ETFs in the respective categories. The Trustees further noted that each proposed advisory fee was near the peer group median. The Board also considered potential benefits for the Adviser in managing the Funds. After further consideration, the Trustees concluded that the profits realized by the Adviser from its relationship with each respective Fund were expected to be reasonable for the initial period.

4.The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Trustees considered that it was not anticipated that the Funds would be of sufficient size to achieve economies of scale in the first several years of operations. They noted that the unitary fee structure limits the shareholders exposure to fee increases. They also noted that the Adviser indicated that it may consider breakpoints as the Funds increase in size at some point in the future.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; the method for aggregating and allocating of portfolio securities transactions; the substance and administration of Codes of Ethics and other relevant policies described in the compliance policies and procedures of the Adviser. The Board also considered potential benefits for the Adviser in managing the Funds. The Board noted the Adviser’s policies with respect to the receipt of soft dollars. Following further consideration and discussion, the Board indicated that the standards and practices of the Adviser relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Adviser from managing the Funds, were satisfactory.

After further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreement.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Approval of Investment Sub-Advisory Agreement

At a meeting held on March 24, 2020 (the “Meeting”), the Board of the Trust considered the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Vident Investment Advisory, LLC (the “Sub-Adviser”) and the Adviser on behalf of the Funds. The Board discussed the arrangements between the Adviser and the Sub-Adviser with respect to the Funds. The Board reflected on its discussions regarding the proposed Sub-Advisory Agreement and the manner in which the Funds would be managed with representatives of the Sub-Adviser. The Trustees reviewed the materials provided to them in advance of the Meeting, which included, among other things, a letter from Counsel to the Sub-Adviser and the Sub-Adviser’s responses to that letter.

Counsel reviewed with the Trustees the memorandum addressed to the Board that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Sub-Advisory Agreement. Counsel noted that a copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Sub-Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; (ii) the costs of the services to be provided and profits to be realized by the Sub-Adviser from the relationship with the Funds; (iii) the extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (iv)  the Sub-Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration the information furnished for the Board’s review and consideration. The Board requested and was provided with information and reports relevant to the Sub-Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Funds and their shareholders; (ii) the presentations by management of the Adviser and the Sub-Adviser addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Funds; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV of the Sub-Adviser; and (iv) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Sub-Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Sub-Adviser, including a description of personnel and the services to be provided to the Funds, information on investment advice, summaries of anticipated expenses for the Funds, information on its compliance program, current legal matters (if any), and other general information; and (ii) benefits to be realized by the Sub-Adviser from its relationship with the Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Sub-Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:

1.Nature, Extent and Quality of Services to be Provided by the Sub-Adviser

In this regard, the Board considered the responsibilities of the Sub-Adviser under the Sub-Advisory Agreement and reviewed the services to be provided by the Sub-Adviser. After reviewing the foregoing and further information from the Sub-Adviser, the Board concluded that the nature, extent, and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement were adequate for the Funds.

2.The Costs of Services to be Provided and Profits to be Realized by the
Sub-Adviser from the Relationship with the Funds

The Board noted the profitability analysis provided by the Sub-Adviser and the unitary fee structure proposed by the Adviser. The Board further noted that the proposed sub-advisory fee for the Funds was the same or comparable to what the Sub-Adviser charges other actively managed ETFs it manages. The Board determined that the sub-advisory fees were within an acceptable range in light of the services to be rendered by the Sub-Adviser. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Adviser were fair and reasonable.

3.Economies of Scale

In this regard, the Board considered the Funds’ proposed fee arrangements with the Sub-Adviser.  The Trustees considered that the Funds would not be of sufficient size to achieve economies of scale in the first two years. They noted that the unitary fee structure limits the Funds’ shareholders’ exposure to fee increases. Following further discussion of the Funds’ projected asset levels, expectations for growth, and levels of fees, the Board determined that

SEMI-ANNUAL REPORT | JANUARY 31, 2021

ETF opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

the fee arrangement between the Adviser and the Sub-Adviser was fair and reasonable in relation to the nature and quality of the services to be provided by the Sub-Adviser.

4.Possible Conflicts of Interest and Other Benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the sub-advisory personnel assigned to the Funds; the method for bunching and aggregation of portfolio securities transactions; the substance and administration of Code of Ethics and other relevant policies described in the Sub-Adviser ’s Form ADV and compliance policies and procedures, such as personal conduct policies, personal trading policies, risk management and internal controls. The Board also considered potential benefits for the Sub-Adviser in managing the Funds. The Board noted policies in place to avoid conflicts of interest inherent in the Sub-Adviser’s management of other clients. Following further consideration and discussion, the Board indicated that the Sub-Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Sub-Adviser from managing the Funds were satisfactory.

After further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Sub-Advisory Agreement.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

AMERICAN CONSERVATIVE VALUES ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 29, 2020 and held for the period ended January 31, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT | JANUARY 31, 2021

AMERICAN CONSERVATIVE VALUES ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 10/29/20	Ending Account Value 1/31/21	Annualized Expense Ratio	Expenses Paid During Period Ended* 1/31/21
American Conservative Values ETF	$1,000.00	$1,138.60	0.75%	$2.09
Hypothetical**	$1,000.00	$1,021.25	0.75%	$1.97

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 95 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

Investment Advisor:

Ridgeline Research LLC
14961 Finegan Farm Drive
Darnestown, MD 20874

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Transfer Agent and Fund Accounting:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 7, 2021

* Print the name and title of each signing officer under his or her signature.